Note 4 - Securities (Details Textual) $ in Thousands, $ in Millions	6 Months Ended
	Apr. 30, 2023 CAD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Oct. 31, 2022 CAD ($)	Apr. 30, 2022 CAD ($)
Statement Line Items [Line Items]
Investments in Securities	$ 39,652			$ 141,564	$ 0
Government of Canada Treasury Bills and a U.S. Government Treasury Bill [member]
Statement Line Items [Line Items]
Investments in Securities	39,700			$ 141,600
Zero-coupon Bank of Canada treasury bills [member]
Statement Line Items [Line Items]
Cash payment to acquire securities	19,500
Notional amount	$ 20,000
Zero-coupon Bank of Canada treasury bills [member] | Weighted average [member]
Statement Line Items [Line Items]
Financial assets, interest rate	2.81%		2.81%
Zero-coupon US Government treasury bills [member]
Statement Line Items [Line Items]
Cash payment to acquire securities	$ 19,500	$ 14.4
Notional amount	$ 19,700		$ 14.5
Financial assets, interest rate	4.70%		4.70%